N-2	Nov. 14, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001503290
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	abrdn Income Credit Strategies Fund
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1],[2]
Underwriters Compensation [Percent]	0.00%	[1],[2]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.74%	[2],[3]
Interest Expenses on Borrowings [Percent]	1.84%	[2],[4]
Dividend Expenses on Preferred Shares [Percent]	0.57%	[2],[5]
Acquired Fund Fees and Expenses [Percent]	0.01%	[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.44%	[2]
Total Annual Expenses [Percent]	4.60%	[2]
Waivers and Reimbursements of Fees [Percent]	0.18%	[2],[7]
Net Expense over Assets [Percent]	4.42%	[2],[7]
Expense Example, Year 01	$ 44	[8]
Expense Example, Years 1 to 3	137	[8]
Expense Example, Years 1 to 5	231	[8]
Expense Example, Years 1 to 10	$ 468	[8]
Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Acquired Fund Total Annual Expenses, Note [Text Block]	Acquired Fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Acquired Fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund's financial statements; and the information presented in the table will differ from that presented in the Fund's financial highlights.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Fund's primary investment objective is to is to seek a high level of current income with a secondary objective of capital appreciation.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Common Shares to be Issued by the Fund

Shareholders of the Combined Fund will have the same rights as they did as shareholders to the Fund.

The Fund's Agreement and Declaration of Trust authorizes an unlimited number of shares, par value $0.001 per share. If the Proposal is approved by shareholders of the Fund and the Reorganizations are consummated, the Fund will issue common shares to the holders of common shares of the respective Acquired Fund based on the relative per share net asset value of the Fund and the net asset value of the assets of the Acquired Fund, in each case as of the date of the respective Reorganization. Fund shares have equal rights with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The Fund's common shares, when issued, will be fully paid and non-assessable and have no preemptive, conversion or exchange rights or rights to cumulative voting.

Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 0.02	[2],[9]
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	5	[2],[9]
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	0.12	[2],[9]
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	$ 25	[2],[9]

[1]	No sales load will be charged in connection with the issuance of Fund common shares as part of the Reorganization. Common shares are not available for purchase from the Funds but may be purchased on the NYSE through a broker-dealer subject to individually negotiated commission rates. Common shares purchased in the secondary market may be subject to brokerage commissions or other charges.
[2]	The Fund's assets have been restated to reflect net assets as of April 30, 2023 (rather than average net assets over the six months ended April 30, 2023) in order to provide more accurate expense ratios due to a significant increase in Fund assets that occurred on March 10, 2023 as the result of a reorganization of another closed-end management investment company registered under the 1940 Act with and into the Fund and, therefore, the information in the fee table below will not match the Financial Highlights in the Fund's April 30, 2023 semi-annual report to shareholders.
[3]	The contractual advisory fee of the Fund and Combined Fund is 1.25% of the Combined Fund's average daily Managed Assets. Managed Assets are the total assets of the Fund (including any assets attributable to money borrowed for investment purposes, including proceeds from (and assets subject to) reverse repurchase agreements, any credit facility and any issuance of preferred shares or notes) minus the sum of the Fund's accrued liabilities (other than Fund liabilities incurred for the purpose of leverage). The advisory fee percentage calculation assumes the use of leverage by each Fund as discussed in note (4) below.
[4]	For the Fund, the percentage in the table is based on total borrowings of $87,000,000 (the average balance outstanding under the Fund's credit facility as of April 30, 2023, representing approximately 28.7% of the Fund's Managed Assets) and an average interest rate during the fiscal period ended April 30, 2023 of 5.82%. For the Combined Fund, the percentage in the table is based on estimated total borrowings under a credit facility of $299,759,000 (representing approximately 25.0% of the Combined Fund's Managed Assets and an average interest rate of 5.82%.) There can be no assurances that either Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which either Fund borrows will not change, or that either Fund's use of leverage will be profitable.
[5]	Based on 1,600,000 shares of Preferred Shares outstanding as of April 30, 2023, with an aggregate liquidation preference of $40 million and an annual dividend rate equal to 5.25% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by common shareholders.
[6]	Acquired Fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Acquired Fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund's financial statements; and the information presented in the table will differ from that presented in the Fund's financial highlights.
[7]	abrdn Investments Limited ("aIL"), the investment adviser of the Fund, has contractually agreed to limit total "Other Expenses" of the Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) as a percentage of net assets attributable to common shares of the Fund to 0.25% per annum of the Fund's average daily net assets until March 7, 2024 and then 0.35% per annum of the Fund's average daily net assets until October 31, 2024. aIL has contractually agreed to limit total "Other Expenses" of the Combined Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expenses and non-routine expenses) as a percentage of net assets attributable to common shares of the Combined Fund to 0.25% per annum of the Combined Fund's average daily net assets for twelve months following the closing of the Reorganization and 0.35% per annum of the Combined Fund's average daily net assets until June 30, 2025. These contractual limitations may not be terminated before (i) October 31, 2024 or (ii) twelve months from the closing of the Reorganization or June 30, 2025, respectively, without the approval of the Fund's or Combined Fund's, as applicable, trustees who are not "interested persons" of the Fund or Combined Fund, as applicable (as defined in the 1940 Act).
[8]	The example should not be considered a representation of future expenses or rate of return and actual Combined Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, (ii) the percentage amounts listed under "Total annual expenses" above remain the same in the years shown; (iii) the expense reimbursement agreement for the Fund limiting "Other expenses" as a percentage of net assets attributable to common shares of the Fund to 0.25% per annum of the Fund's average daily net assets is only in effect through March 7, 2024 and then 0.35% per annum of the Fund's average daily net assets until October 31, 2024; and (iv) the expense reimbursement agreement for the Combined Fund limiting "Other expenses" as a percentage of net assets attributable to common shares of the Combined Fund to 0.25% per annum of the Combined Fund's average daily net assets is only in effect for twelve months following the closing of the Reorganization and then 0.35% per annum of the Combined Fund's average daily net assets until June 30, 2025, as described in note (7) above.
[9]	Shareholders who participate in the Fund's Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan") may be subject to fees on certain transactions. Fees for Computershare Trust Company N.A. (the "Plan Agent") for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.